Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the information technology and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Primoris Services Corp., a specialty construction and infrastructure company; Tenet Healthcare Corp., a hospital operator; MACOM Technology Solutions Holdings, Inc., a developer and producer of semiconductor devices and components; Texas Roadhouse, Inc., an operator of casual-dining chain restaurants; and Kontoor Brands, Inc., the owner of the Wrangler and Lee denim brands, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weighting to the communication services and energy sectors detracted from relative results.
Individual holdings
| Fund positions in CONMED Corp., a medical technology company that develops, manufactures and sells surgical devices and equipment; PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Visteon Corp., an automotive technology company specializing in providing solutions for electric vehicles; O-I Glass, Inc., one of the world’s largest glass container manufacturing companies and Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	13.97	9.47	7.21
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 113,822,524
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 954,957
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 113,822,524
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$ 954,957
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%

Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information ab o ut Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the information technology and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Primoris Services Corp., a specialty construction and infrastructure company; Tenet Healthcare Corp., a hospital operator; MACOM Technology Solutions Holdings, Inc., a developer and producer of semiconductor devices and components; Texas Roadhouse, Inc., an operator of casual-dining chain restaurants; and Kontoor Brands, Inc., the owner of the Wrangler and Lee denim brands, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weighting to the communication services and energy sectors detracted from relative results.
Individual holdings
| Fund positions in CONMED Corp., a medical technology company that develops, manufactures and sells surgical devices and equipment; PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Visteon Corp., an automotive technology company specializing in providing solutions for electric vehicles; O-I Glass, Inc., one of the world’s largest glass container manufacturing companies and Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.66	9.19	6.95
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 113,822,524
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 954,957
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 113,822,524
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$ 954,957
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded fro
m th
e tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%

Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Port fol io – Select Small Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A smaller allocation to the health care sector and larger allocations to the information technology and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Primoris Services Corp., a specialty construction and infrastructure company; Tenet Healthcare Corp., a hospital operator; MACOM Technology Solutions Holdings, Inc., a developer and producer of semiconductor devices and components; Texas Roadhouse, Inc., an operator of casual-dining chain restaurants; and Kontoor Brands, Inc., the owner of the Wrangler and Lee denim brands, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weighting to the communication services and energy sectors detracted from relative results.
Individual holdings
| Fund positions in CONMED Corp., a medical technology company that develops, manufactures and sells surgical devices and equipment; PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Visteon Corp., an automotive technology company specializing in providing solutions for electric vehicles; O-I Glass, Inc., one of the world’s largest glass container manufacturing companies and Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	13.81	9.33	7.08
Russell 2000 ® Value Index	8.05	7.29	7.14
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 113,822,524
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 954,957
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 113,822,524
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$ 954,957
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
Primoris Services Corp.	3.0%
Stock Yards Bancorp, Inc.	2.8%
Kemper Corp.	2.7%
Popular, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Portland General Electric Co.	2.5%
CNO Financial Group, Inc.	2.4%